Business Acquisitions Business Acquisitions - Current Year (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Business Acquisition [Line Items]
Identifiable Intangible Assets Acquired			$ 109,383
Other Acquisitions [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 47,600	$ 258,300
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Maximum Unlimited	19941326
Fair value of contingent consideration	$ 17,300	7,700
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	23,400	139,200
Identifiable Intangible Assets Acquired	$ 35,800	$ 134,500
Weighted average life (Years)	6 years 11 months	10 years 2 months